ACQUISITIONS - Narrative (Details) € / shares in Units, € in Millions, shares in Millions, $ in Millions				12 Months Ended
	Feb. 13, 2024 USD ($) shares	Jan. 23, 2024 USD ($) shares	Jan. 23, 2024 EUR (€) € / shares shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 27, 2024	Dec. 31, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Cote repurchase option fee				$ 32.7	$ 0.0
Cash and cash equivalents				347.5	367.1		$ 407.8
Total equity				$ 3,400.7	$ 2,264.1		$ 2,206.8
Vanstar Acquisition
Disclosure of detailed information about business combination [line items]
Consideration transferred (in shares) | shares	12.0
Ownership interest acquired	25.00%
Ownership percentage	100.00%
Percentage of acquired royalties held	1.00%
Cote repurchase option fee	$ 29.6
Transaction costs	1.5
Cash and cash equivalents	$ 0.1
Number of common shares owned (in shares) | shares	0.2
Total equity	$ 0.4
Euro Ressources S.A.
Disclosure of detailed information about business combination [line items]
Consideration transferred		$ 23.7	€ 21.9
Ownership percentage		100.00%				90.00%
Percentage of acquired royalties held						10.00%
Transaction costs		$ 1.2
Number of common shares owned (in shares) | shares		62.5	62.5
Cash consideration per share | € / shares			€ 3.50
Non-controlling interest		$ 3.0
Increase (decrease) in equity		$ 20.7